Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash Flows from Operating Activities:
Net loss from operations	$ (3,098,532)	$ (5,934,772)	$ (5,736,095)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization expenses	203,247	250,162	320,007
Expected credit loss	283,234	2,875,694	477,299
Inventory impairment provision	(72,057)		53,365
Property, plant and equipment impairment	401,995
Construction in progress impairment	20,929	349,390
Deferred income taxes			328,146
Convertible note - Accretion of financing cost	292,771	335,654	29,926
Deferred cost			558,186
Share-based compensation	352,100	554,571	2,334,397
Non-cash operating lease expense	69,819	73,034
Changes in operating assets and liabilities:
Accounts receivable	(321,422)	912,947	831,473
Note receivable		32,854	(35,073)
Inventory	(219,646)	408,951	(180,797)
Advance to suppliers	29,356	138	480,920
Prepayments, receivables and other assets	143,175	50,313	1,023,791
Accounts payable	(29,254)	9,700	(22,792)
Refund liability	107,883	(1,380)	(360,860)
Contract liabilities	30,441	94,339	(186,399)
Tax payable	1,562	27,055	(32,000)
Change in related party lease liability – operating lease	(69,819)	(73,034)
Accrued expenses and other current liabilities	(53,835)	(46,373)	384,799
Net cash (used in) provided by operating activities	(1,928,053)	(80,757)	268,293
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	(7,063)	(70,684)	(60,932)
Construction in progress			(1,558)
Collection of deposit - Huangshan Panjie	33,486	58,381	15,581
Net cash provided by (used in) investing activities	26,423	(12,303)	(46,909)
Cash Flows from Financing Activities:
Proceeds from borrowings	433,927	309,417
Repayment of borrowings	(78,654)	(26,106)	(33,055)
Advances to related parties	(2,205,254)	(628,911)	(3,581,746)
Repayment to related parties	(1,727,418)	(2,197,555)	(231,722)
Cash paid related to equity incentive plan			(30,000)
Proceeds from convertible note	1,063,333	3,721,667	2,804,848
Payment of convertible note issuance cost	(110,362)	(431,737)	(448,291)
Net proceeds from shares purchase agreements		2,194,827
Net proceeds from public offering			3,115,106
Net cash provided by used in financing activities	(2,624,428)	2,941,602	1,595,140
Effect of exchange rate changes on cash and cash equivalents	(765,233)	(1,049,683)	394,120
Net (decrease) increase in cash, cash equivalents and restricted cash	(5,291,291)	1,798,859	2,210,644
Cash, cash equivalents and restricted cash at the beginning of year	17,368,478	15,569,619	13,358,975
Cash, cash equivalents and restricted cash at the end of year	12,077,187	17,368,478	15,569,619
Supplemental disclosures of cash flows information:
Cash paid for income taxes			16,733
Cash paid for interest expense	24,533	13,047	3,197
Non-cash transactions:
Issuance of shares for convertible note principal and interest partial settlement	2,813,807	2,947,293
Non-cash settlement between balances of accounts receivable and due to related parties	1,235,290	1,263,993
Non-cash settlement between balances of due from related parties and due to related parties	6,080,971	4,051,569	3,653,418
Equity portion opening adjustment for adoption of ASU 2020-06		(341,619)
Right-of-use assets obtained in exchange for new operating lease liabilities		$ 361,935